Loans - Breakdown of Group's Borrowings (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about loans [abstract]
Balance at beginning of the year		$ 7,379	$ 8,070	$ 8,810
Proceeds from loans	[1]	402	963	1,803
Payments of loans	[1]	(780)	(1,653)	(2,283)
Payments of interest	[1]	(543)	(615)	(873)
Account overdraft, net	[1]	71	8	2
Accrued interest		680	701	824
Net exchange differences and translation		(113)	(70)	(237)
Result from debt exchange	[2]	0	(21)	29
Result from net monetary position	[3]	(8)	(4)	(5)
Balance at the end of the year		$ 7,088	$ 7,379	$ 8,070

[1]	The main investing and financing transactions that have not affected cash and cash equivalents correspond to:
[2]	See Note 21.
[3]	Includes adjustment for inflation of opening balances of loans in subsidiaries with the Peso as functional currency which was charged to other comprehensive income and the adjustment for inflation of the fiscal year, which was charged to results.